Trade Accounts and Other Receivables - Summary of Trade Accounts and Other Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Text block 1 [Abstract]
Accounts and notes receivables	¥ 2,480,370	¥ 2,672,434
Other receivables	1,236,794	1,149,679
Allowance for doubtful accounts	(37,442)	(32,684)
Total	¥ 3,679,722	¥ 3,789,429